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OCT 04 2016
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For Internal Use Only
Sec File No. 9-

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   The NASDAQ Stock Market LLC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Open End Management Investment Company
3. Class of New Derivative Securities Product:
   Exchange Traded Fund
4. Name of Underlying Instrument:
   Nasdaq U.S. Small Cap Select Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   PSC
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Nasdaq, NYSE, Amex
8. Settlement Methodology of New Derivative Securities Product:
   Regular way trades settle T+3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
   N/A

RECEIVED
2016 OCT -5 AM 9:41
SEC / TM

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
William Slattery

Title:
Vice President, Listing Qualifications

Telephone Number:
(301) 978-8088

Manual Signature of Official Responsible for Form:
William Slattery

Date:
September 29, 2016

16019944

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 04 2016

SEC 2449 (6-01)